Pension and Other Postretirement Benefits - Change in Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	$ (300,339)	$ (258,423)
Service cost	(5,505)	(5,453)	$ (5,554)
Interest cost	(9,116)	(10,757)	(9,310)
Participant contributions	(109)	(109)
Actuarial gain (loss)	12,108	(28,971)
Acquisitions		(25,283)
Settlements	1,579
Curtailments	128	359
Foreign currency exchange rate changes	12,132	13,708
Benefits paid	13,917	14,590
Benefit obligation, end of year	(275,205)	(300,339)	(258,423)
Other Benefits [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	(39,169)	(46,614)
Service cost	(52)	(49)	(125)
Interest cost	(1,301)	(1,647)	(1,910)
Participant contributions	(5)	(7)
Actuarial gain (loss)	1,720	4,392
Foreign currency exchange rate changes	4,691	2,704
Benefits paid	1,803	2,052
Benefit obligation, end of year	$ (32,313)	$ (39,169)	$ (46,614)